Leases (Details) - Schedule of supplemental balance sheet information - Ambulnz, Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Lease right-of-use assets	$ 4,628,913	$ 4,997,407	$ 5,147,005
Total lease assets		4,997,407	5,147,005
Current liabilities:
Lease liability – current portion	1,572,510	1,620,470	1,252,727
Noncurrent liabilities:
Lease liability, net of current portion	3,334,896	3,638,254	4,141,190
Total lease liability		$ 5,258,724	5,393,917
Weighted average remaining lease term (in years) – operating leases		4 years 3 months 29 days
Weighted average discount rate – operating leases		6.15%
Assets
Lease right-of-use assets	7,819,951	$ 7,001,644	8,886,378
Total lease assets		7,001,644	8,886,378
Current liabilities:
Lease liability – current portion	2,387,499	1,876,765	1,849,086
Noncurrent liabilities:
Lease liability, net of current portion	6,128,748	5,496,899	6,976,621
Total lease liability		$ 7,373,664	$ 8,825,707
Weighted average remaining lease term (in years) – finance leases		3 years 1 month 24 days
Weighted average discount rate – finance leases		5.67%
Operating Lease [Member]
Assets
Total lease assets	4,628,913	$ 4,997,407
Current liabilities:
Lease liability – current portion	1,572,510	1,620,470
Noncurrent liabilities:
Lease liability, net of current portion	3,334,896	3,638,254
Total lease liability	4,907,406	$ 5,258,724
Weighted average remaining lease term (in years) – operating leases		4 years 4 months 24 days
Weighted average discount rate – operating leases		6.00%
Finance Lease [Member]
Noncurrent liabilities:
Total lease liability	8,516,247	$ 7,373,664
Assets
Lease right-of-use assets	7,819,951	7,001,644
Total lease assets	7,819,951	7,001,644
Current liabilities:
Lease liability – current portion	2,387,499	1,876,765
Noncurrent liabilities:
Lease liability, net of current portion	6,128,748	5,496,899
Total lease liability	$ 8,516,247	$ 7,373,664
Weighted average remaining lease term (in years) – finance leases		3 years 7 months 2 days
Weighted average discount rate – finance leases		6.00%